Commitments and Contingencies (Tables)	12 Months Ended
Feb. 28, 2015
Commitments and Contingencies Disclosure [Abstract]
Lease Commitments	The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

For the fiscal years ending:
2016	42
2017	37
2018	30
2019	26
2020	18
Thereafter	26
$179